Form N-1A Supplement	Sep. 01, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Direxion fundsHilton Tactical Income Fund
(the “Fund”)Supplement dated September 2, 2026 to the
Summary Prospectus and Prospectus, each dated December 29, 2025Effective immediately, the table under the heading “Shareholder Fees” will be replaced in its entirety as follows:Shareholder Fees (fees paid directly from your investment)InvestorClassInstitutionalClassRedemption Fee (as a percentage of amount redeemed on shares redeemed within 30 days of purchase, if applicable)1.00%1.00%